UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

            Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 3/31/14

Item 1.  Schedule of Investments.

Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares				Value
	COMMON STOCKS - 35.0%
	ADVERTISING - 0.2%
1,700	Omnicom Group, Inc. ^			$ 123,420

	AEROSPACE / DEFENSE - 0.1%
54	TrandDigm Group, Inc. ^			10,001

	AGRICULTURE - 0.4%
2,743	Philip Morris International, Inc. ^			224,569

	AIRLINES - 0.4%
4,700	United Continental Holding, Inc. ^#*			209,761

	APPAREL - 0.3%
1,087	Sketchers USA, Inc. - Class A ^*			39,719
1,987	VF Corp. ^			122,956
				162,675
	AUTO MANUFACTURERS - 0.4%
6,110	General Motors Co. ^			210,306

	BANKS - 2.4%
10,080	Bank of America Corp.			173,376
2,800	Capital One Financial Corp. ^			216,048
3,060	Citigroup, Inc.			145,656
3,720	JP Morgan Chase & Co. ^			225,841
1,883	Nothern Trust Corp. ^			123,449
10,330	Regions Financial Corp.			114,766
2,878	US Bancorp ^			123,351
4,060	Wells Fargo & Co. ^			201,944
				1,324,431
	BEVERAGES - 0.4%
3,201	Coca-Cola Co. ^			123,751
3,875	Embotelladora Andina SA			82,150
				205,901
	BIOTECHNOLOGY - 0.1%
278	BioMarin Pharmaceutical, Inc. ^*#			18,962
9,961	Exelixis, Inc. ^*			35,262
				54,224
	BUILDING MATERIALS - 0.7%
1,499	Apogee Enterprises, Inc. ^			49,812
528	Eagle Materials, Inc. ^			46,812
357	Lennox International, Inc. ^			32,455
3,686	Quanex Buildings Products Corp. ^			76,226
4,060	Simpson Manufacturing Co., Inc.			143,440
683	Trex Co., Inc. ^*			49,968
				398,713
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	CHEMICALS - 1.6%
500	Air Products & Chemicals, Inc.			$ 59,520
1,238	Ashland, Inc. ^			123,156
710	CF Industries Holdings, Inc.			185,054
121	Dow Chemical Co. ^			5,879
1,838	El du Pont de Nemours & Co. ^			123,330
943	Praxair, Inc. ^			123,505
2,660	RPM International, Inc.			111,294
4,410	Sociedad Quimica y Minera de Chile SA - ADR			139,973
				871,711
	COAL- 0.1%
2,104	SunCoke Energy, Inc. ^*			48,055

	COMMERCIAL SERVICES - 1.4%
3,642	ADT Corp. ^			109,078
1,598	Automatic Data Processing, Inc. ^			123,461
2,282	Euronet Worldwide, Inc. ^*			94,908
1,698	Hertz Global Holdings, Inc. ^*#			45,235
1,179	KAR Auction Services, Inc. ^			35,783
1,215	Korn/Ferry International ^*			36,171
1,998	Quanta Services, Inc. ^*			73,726
6,893	Service Corp International ^			137,033
2,803	Vantiv, Inc. ^*			84,707
				740,102
	COMPUTERS - 0.9%
600	Apple, Inc. ^			322,044
4,489	EMC Corp. ^			123,043
2,910	KEYW Holdings Corp. ^*			54,446
				499,533
	COSMETICS/PERSONAL CARE - 0.2%
1,908	Colgate-Palmolive Co. ^			123,772

	DISTRIBUTION/WHOLESALE - 0.2%
1,558	Arrow Electronics, Inc. ^*			92,483

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
1,859	E Trade Financial Corp. ^*			42,794
37,612	Ellington Financial LLC ^			895,918
970	IntercontinentalExchange, Inc. ^			191,895
2,100	Ocwen Financial Corp. ^*			82,278
				1,212,885
	ELECTRIC - 0.7%
1,737	Dominion Resources, Inc. ^			123,310
1,736	Duke Energy Corp. ^			123,638
4,061	Xcel Energy, Inc. ^			123,292
				370,240
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
1,509	EnerSys, Inc. ^			$ 104,559
1,060	Hubbell, Inc. - Class B			127,062
1,030	Littelfuse, Inc.			96,449
				328,070
	ELECTRONICS - 0.9%
1,020	Avent, Inc. ^			47,461
3,700	Benchmark Electronics, Inc. ^*			83,805
1,329	Honeywell International, Inc. ^			123,278
1,198	OSI Systems, Inc. ^*			71,712
621	Rogers Corp. ^*			38,763
2,530	TE Connectivity Ltd.			152,331
				517,350
	ENTERTAINMENT - 0.1%
2,477	Regal Enterainment Group ^			46,270

	ENVIRONMENTAL CONTROL - 0.3%
1,118	Clean Harbors, Inc. ^*			61,255
2,938	Waste Management, Inc. ^			123,602
				184,857
	FOOD - 0.5%
3,562	Mondelez International, Inc. ^			123,067
3,360	Safeway, Inc. ^			124,118
				247,185
	FOREST PRODUCTS & PAPER - 0.2%
2,686	International Paper Co. ^			123,234

	HEALTHCARE-PRODUCTS - 0.3%
948	Natus Medical, Inc. ^*			24,459
3,520	Patterson Cos, Inc.			146,995
				171,454
	HEALTHCARE-SERVICES - 0.1%
1,192	Capital Senior Living Corp. ^*			30,980

	HOME BUILDERS - 0.4%
6,980	Brookfield Residential Properties, Inc. *			146,371
1,856	Winnebago Industries, Inc. ^*			50,836
				197,207
	HOME FURNISHINGS - 0.2%
2,123	Tempur Sealy International, Inc. ^*			107,572

	INSURANCE - 1.5%
338	Alleghany Corp. *			137,694
1,471	Aon PLC ^			123,976
2,500	Arthur J Gallagher & Co.			118,950
4,060	Assured Guaranty Ltd. ^			102,799
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	INSURANCE - 1.5% (Continued)
1,384	Chubb Corp. ^			$ 123,591
5,425	Fidelity National Financial, Inc. ^			170,562
2,300	Horace Mann Educators Corp.			66,700
				844,272
	INTERNET - 0.8%
3,910	eBay, Inc. ^*			215,988
359	Equinix, Inc. ^*			66,358
4,475	FTD Cos., Inc. ^*			142,350
				424,696
	LEISURE TIME - 0.1%
481	Norwegian Cruise Line Holdings Ltd. ^*			15,522

	LODGING - 0.2%
3,840	Home Inns & Hotels Management, Inc. ^*			123,994

	MACHINERY-CONSTRUCTION & MINING - 0.3%
1,520	Caterpillar, Inc.			151,042

	MACHINERY-DIVERSIFIED - 0.5%
1,180	Deere & Co.			107,144
4,200	Xylem, Inc.			152,964
				260,108
	MEDIA - 0.9%
3,446	CBS Corp. - Class B ^#			212,963
7,253	Gray Television, Inc. ^*			75,214
6,432	News Corp. - Class A ^*			110,759
915	Tribune Co. ^*			72,880
				471,816
	MINING - 0.5%
3,350	Barrick Gold Corp.			59,731
2,030	Compass Minerals International, Inc.			167,516
7,218	MAG Silver Corp. ^*			49,804
396	US Silica Holdings, Inc. ^			15,115
				292,166
	MISCELLANEOUS MANUFACTURING - 2.2%
4,500	Actuant Corp.			153,675
382	AptarGourp, Inc. ^			25,250
1,552	EnPro Industries, Inc. ^*			112,784
11,463	General Electric Co. ^			296,777
2,756	Ingersoll-Rand PLC ^			157,753
2,900	ITT Corp.			124,004
1,020	Pall Corp.			91,259
2,280	Pentair Ltd.			180,895
1,060	SPX Corp.			104,209
				1,246,606
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	OIL & GAS - 2.0%
1,068	Approach Resources, Inc. ^*			$ 22,332
1,040	Chevron Corp. ^			123,667
3,212	Comstock Resources, Inc. ^			73,394
1,756	ConocoPhillips ^			123,535
3,099	Energy XXI Bermuda Ltd. ^			73,043
2,445	Exxon Mobil Corp. ^			238,828
399	Gulfport Energy Corp. ^*			28,401
11,421	Halcon Resources Corp. ^*			49,453
3,102	Precision Drilling Corp. ^			37,131
1,045	Sanchez Energy Corp. ^*			30,964
2,125	Whiting Petroleum Corp. *			147,454
8,230	WPX Energy, Inc. *			148,387
				1,096,589
	OIL & GAS SERVICES - 0.3%
1,209	Matrix Service Co. ^*			40,840
1,266	Schlumberger Ltd. ^			123,435
				164,275
	PHARMACEUTICALS - 1.5%
4,348	Abbott Laboratories ^			167,441
1,257	Johnson & Johnson ^			123,475
2,176	Merck & Co., Inc. ^			123,532
3,845	Pfizer, Inc. ^			123,501
4,600	Teva Pharmaceutical Industries Ltd. - ADR ^#			243,064
665	USANA Health Sciences, Inc. ^*			50,101
				831,114
	REAL ESTATE - 0.9%
3,700	Alexander & Baldwin, Inc.			157,472
9,440	Cheung Kong Holdings Ltd.			156,798
1,250	Howard Hughes Corp. *			178,388
				492,658
	REITS - 0.7%
4,542	NorthStar Realty Finance Corp. ^			73,308
3,530	Plum Creek Timber Co., Inc.			148,401
6,590	Senior Housing Properties Trust			148,077
				369,786
	RETAIL - 1.5%
2,120	Bed Bath & Beyond, Inc. *			145,856
2,920	Coach, Inc.			145,007
2,738	Finish Line, Inc. ^			74,172
1,559	Home Depot, Inc. ^			123,364
1,258	McDonald's Corp. ^			123,322
2,670	Pier 1 Imports, Inc. ^			50,410
3,830	Urban Outfitters, Inc. *			139,680
				801,811
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	SEMICONDUCTORS - 1.3%
4,937	Cypress Semiconductor Corp. ^			$ 50,703
3,970	Lam Research Corp. ^*			218,350
2,587	Microchip Technology, Inc. ^			123,555
3,510	PMC-Sierra, Inc. ^*			26,711
1,561	QUALCOMM, Inc. ^#			123,100
1,198	Skyworks Solutions, Inc. ^*			44,949
2,271	Teradyne, Inc. ^*			45,170
3,005	Ultratech, Inc. ^*			87,716
				720,254
	SOFTWARE - 0.9%
3,658	Activision Blizzard, Inc. ^			74,770
6,511	CDC Corp. ^* (a)			3,907
1,908	Citrix Systems, Inc. ^*			109,577
795	CommVault Systems, Inc. ^*			51,635
2,443	RADWARE Ltd. ^*			43,192
119,368	Trident Microsystems, Inc. ^* (a)			4,178
2,300	Vmware, Inc. - Cl. A ^#*			248,446
				535,705
	STORAGE / WAREHOUSING - 0.2%
1,935	Mobile Mini, Inc. ^			83,902

	TELECOMMUNICATIONS - 1.6%
3,515	AT&T, Inc. ^			123,271
3,259	Ciena Corp. ^*			74,110
18,349	Extreme Networks, Inc. ^*			106,424
12,095	Globalstar, Inc. ^*			32,052
4,549	JDS Uniphase Corp. ^*			63,686
949	NICE Systems Ltd. - ADR ^			42,382
1,160	Plantronics, Inc. ^			51,562
3,281	RF Micro Devices, Inc. ^*			25,854
747	Telephone & Data Systems, Inc. ^			19,579
489	United States Cellular Corp. ^			20,054
6,179	Verizon Communications, Inc. ^			293,935
1,212	Vodafone Group PLC ^			44,614
				897,523
	TRANSPORTATION - 0.7%
1,198	Forward Air Corp. ^			55,240
2,955	Knight Transportation, Inc. ^			68,349
755	Ryder Transportation, Inc. ^			60,340
901	Saia, Inc. ^*			34,427
1,479	Swift Transportation Co. ^*			36,605
1,267	United Parcel Service, Inc. ^			123,381
				378,342
	TRUCKING & LEASING - 0.1%
1,408	Greenbrier Cos., Inc. ^*			64,205

	TOTAL COMMON STOCKS ( Cost - $17,095,434)			19,103,347
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	MUTUAL FUNDS - 19.3%
	ASSET ALLOCATION FUND - 8.4%
90,190	361 Managed Futures Strategy Fund - Cl. I			$ 1,015,536
248,188	Absolute Strategies Fund *			2,732,554
25,445	Ivy Asset Strategy Fund - Cl. Y *			811,196
				4,559,286
	DEBT FUND - 3.3%
211,158	Oppenheimer Senior Floating Rate Fund - Cl. A			1,777,950

	EQUITY FUND - 7.6%
245,201	Calamos Market Neutral Income Fund - Cl. I			3,148,382
90,416	Swan Defined Risk Fund - Cl. I			1,027,125
				4,175,507

	TOTAL MUTUAL FUNDS ( Cost - $10,351,890)			10,512,743

	HEDGE FUND - 6.4%
3,000,000	Raven Rock Credit Fund, LP *(a)			3,464,779
	TOTAL HEDGE FUND ( Cost - $3,000,000)

	EXCHANGE TRADED FUNDS - 3.0%
	DEBT FUND - 0.8%
4,984	iShares iBoxx $ High Yield Corporate Bond ETF			470,440

	EQUITY FUND - 2.2%
10,690	iShares International Select Dividend ETF			413,061
4,431	Vanguard S&P 500 ETF			759,252
				1,172,313

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,537,733)			1,642,753

	PREFERRED STOCK - 0.2%
	REITS - 0.2%	Dividend Rate	Maturity
1,839	Weyerhaeuser Co. ^	6.375%	7/1/2016	100,409
	TOTAL PREFERRED STOCK ( Cost - $94,778)

	BONDS & NOTES - 14.0%
Principal	BANKS - 9.9%	Interest Rate
$ 1,500,000	BNP Paribas SA	0.000%	12/29/2017	1,568,051
400,000	Goldman Sachs Group, Inc. ^	0.000%	2/26/2018	502,096
500,000	Goldman Sachs Group, Inc. ^	0.000%	4/2/2018	591,009
1,000,000	Goldman Sachs Group, Inc. + - Based on the S&P 500 Index	0.000%	11/30/2018	1,115,688
1,500,000	Morgan Stanley+ - Based on the EURO STOXX 50 Index	0.000%	2/24/2023	1,639,800
				5,416,644
	CHEMICALS - 0.2%
104,000	Rockwood Specialties Group, Inc. ^	4.625%	10/15/2020	107,380
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Principal		Interest Rate	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
$ 1,000,000	Credit Suisse Securities USA LLC ^	0.000%	6/1/2017	$ 1,291,700

	ENTERTAINMENT - 0.2%
175,947	Chukchansi Economic Development Authority - 144A (b) ^	9.750%	5/30/2020	123,163

	ENVIRONMENTAL CONTROL - 0.1%
61,000	Tervita Corp. ^	9.750%	11/1/2019	58,865

	HEALTHCARE-PRODUCTS - 0.1%
45,000	Kinetic Concepts, Inc. ^	12.500%	11/1/2019	52,312

	MEDIA - 0.2%
85,000	Clear Channel Communications, Inc. ^	5.500%	12/15/2016	81,175

	OIL & GAS - 0.1%
39,000	Endeavour International Corp. ^	12.000%	3/1/2018	37,928

	RETAIL - 0.4%
89,000	Bon-Ton Department Stores, Inc. ^	10.625%	7/15/2017	89,000
118,000	JC Penny Corp., Inc. ^	6.375%	10/15/2036	89,975
58,300	Neebo, Inc. - 144A ^	15.000%	6/30/2016	61,215
				240,190
	TELECOMMUNICATIONS - 0.4%
165,000	Alaska Communications Systems Group - 144A @ ^	6.250%	5/1/2018	136,744
86,000	United States Cellular Corp. ^	6.700%	12/15/2033	87,156
				223,900

	TOTAL BONDS & NOTES ( Cost - $6,716,610)			7,633,257

	PRIVATE NOTES - 7.3%
2,500,000	Aequitas Capital (a)	11.000%	2/28/2015	2,500,000
1,500,000	Aequitas Capital (a)	11.000%	7/5/2014	1,500,000
	TOTAL PRIVATE NOTES ( Cost - $4,000,000)			4,000,000

	OPTIONS PURCHASED * - 0.3%
Contracts**	CALL OPTIONS PURCHASED - 0.2%
	BioMarin Pharmaceutical, Inc.
10	Expiration April 2014, Exercise Price $75.00			550
	Ford Motor Co.
123	Expiration June 2014, Exercise Price $15.00			11,316
	KKR & Co. LP
82	Expiration June 2014, Exercise Price $22.00			11,070
	QUALCOMM, Inc.
18	Expiration April 2014, Exercise Price $75.00			7,272
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Contracts**				Value
	CALL OPTIONS PURCHASED - 0.2% (Continued)
	RetailMeNot, Inc.
82	Expiration May 2014, Exercise Price $35.00			$ 17,220
	SINA Corp.
40	Expiration April 2014, Exercise Price $70.00			1,880
	Stanley Black & Decker, Inc.
11	Expiration April 2014, Exercise Price $80.00			2,255
	Tesla Motors, Inc.
8	Expiration May 2014, Exercise Price $240.00			6,680
	United Continental Holdings, Inc.
82	Expiration June 2014, Exercise Price $46.00			22,796
	TOTAL CALL OPTIONS PURCHASED (Cost - $104,145)			81,039

	PUT OPTIONS PURCHASED - 0.1%
	CurrencyShares Euro Trust
164	Expiration April 2014, Exercise Price $136.00			11,972
	Endeavour International Corp.
22	Expiration June 2014, Exercise Price $5.00			4,290
	iShares Russell 2000 ETF
47	Expiration May 2014, Exercise Price $116.00			13,959
	SPDR S&P 500 ETF Trust
44	Expiration May 2014, Exercise Price $177.00			4,312
	SPDR S&P 500 ETF Trust
102	Expiration May 2014, Exercise Price $185.00			26,418
	Sprint Corp.
55	Expiration May 2014, Exercise Price $8.00			1,485
	Teva Pharmaceutical Industries Ltd.
46	Expiration May 2014, Exercise Price $50.00			4,738
	VMware, Inc.
23	Expiration April 2014, Exercise Price $105.00			4,830
	TOTAL PUT OPTIONS PURCHASED (Cost - $88,751)			72,004

	TOTAL OPTIONS PURCHASED ( Cost - $192,896)			153,043

	TOTAL INVESTMENTS ( Cost - $42,989,341) (c) - 85.5%			$ 46,610,331
	SECURITIES SOLD SHORT ( Proceeds - $5,358,513)(c) - (9.9)%			(5,415,861)
	OPTION CONTRACTS WRITTEN (Premiums Received - $98,857)(c) - (0.2)%			(105,341)
	OTHER ASSETS LESS LIABILITIES - 24.6%			13,435,449
	NET ASSETS - 100.0%			$ 54,524,578

	SECURITIES SOLD SHORT* - (9.9) %
Shares	COMMON STOCKS - (2.5)%
	APPAREL - (0.1)%
(377)	Oxford Industries, Inc.			(29,482)

	AUTO MANUFACTURERS - (0.1)%
(134)	Wabash National Corp.			(1,844)
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	AUTO PARTS & EQUIPMENT - (0.1)%
(3,229)	Titan International, Inc.			$ (61,319)

	BUILDING MATERIALS - (0.1)%
(459)	Comfort Systems USA, Inc.			(6,995)

	COMMERCIAL SERVICES - (0.1)%
(779)	Hertz Global Holdings, Inc.			(20,753)
(1,735)	Monro Muffler Brake, Inc.			(98,687)
				(119,440)
	COMPUTERS - (0.1)%
(502)	SanDisk Corp.			(40,757)
(2,973)	Unisys Corp.			(90,558)
				(131,315)
	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
(3,427)	WisdomTree Investments, Inc.			(44,962)

	HAND / MACHINE TOOLS - (0.1)%
(1,029)	Lincoln Electric Holdings, Inc.			(74,098)

	HEALTHCARE-PRODUCTS - (0.1)%
(696)	Abaxis, Inc.			(27,060)

	HOME FURNISHING - (0.1)%
(1,457)	American Woodmark Corp.			(49,043)

	INTERNET - (0.1)%
(1,300)	VeriSign, Inc.			(70,083)

	MACHINERY-DIVERSIFIED - (0.1)%
(264)	Manitowoc Co., Inc.			(8,303)

	MEDIA - (0.1)%
(2,808)	Cumulus Media, Inc.			(19,403)

	PHARMACEUTICALS - (0.1)%
(20)	Neogen Corp.			(899)

	REITS - (0.1)%
(373)	Potlach Corp.			(14,431)

	RETAIL - (0.2)%
(736)	Casey's General Stores, Inc.			(49,746)
(2,636)	Chico's FAS, Inc.			(42,255)
(124)	Family Dollar Stores, Inc.			(7,193)
(2,094)	Sonic Corp.			(47,722)
				(146,916)
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	SEMICONDUCTORS - (0.4)%
(725)	Lam Research Corp.			(39,875)
(2,673)	Maxim Intergrated Products, Inc.			(88,530)
(2,599)	QUALCOMM, Inc.			(204,957)
(660)	Ultra Clean Holdings, Inc.			(8,679)
				(342,041)
	TELECOMMUNICATIONS - (0.1)%
(477)	EZChip Semiconuctor Ltd.			(12,092)

	TRANSPORTATION - (0.2)%
(622)	Con-way, Inc.			(25,552)
(1,876)	Heartland Express, Inc.			(42,566)
(1,577)	Hub Group, Inc.			(63,064)
(578)	JB Hunt Transport Services, Inc.			(41,570)
				(172,752)
	TRUCKING & LEASING - (0.1)%
(477)	GATX Corp.			(32,379)

	TOTAL COMMON STOCKS - (Proceeds - $1,345,772)			(1,364,857)

	EXCHANGE TRADED FUNDS - (7.2)%
	COMMODITY FUNDS - (0.1)%
(2,043)	iShares Silver Trust			(38,899)

	DEBT FUNDS - (0.1)%
(1,556)	SPDR Barclays High Yield Bond ETF			(64,278)

	EQUITY FUNDS - (7.0)%
(1,274)	Consumer Select Sector SPDR Fund			(54,858)
(330)	Energy Select Sector SPDR Fund			(29,390)
(3,911)	Industrial Select Sector SPDR Fund			(204,663)
(9,300)	iShares MSCI Emerging Markets ETF			(381,207)
(4,805)	iShares Russell 2000 ETF			(559,014)
(1,158)	Materials Select Sector SPDR Fund			(54,750)
(10,600)	SPDR S&P 500 ETF Trust			(1,982,624)
(1,251)	SPDR S&P Oil & Gas Exploration Production ETF			(89,859)
(921)	SPDR S&P Retail ETF			(77,594)
(11,237)	Technology Select Sector SPDR Fund			(408,465)
				(3,842,424)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $3,902,296)			(3,945,601)

Principal	BONDS & NOTES - (0.2) %	Interest Rate	Maturity
	CHEMICALS - (0.2) %
$ (133,000)	Momentive Performance Materials, Inc.	9.000%	1/15/2021	(105,403)
	TOTAL BONDS & NOTES ( Cost - $110,445)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $5,358,513)			(5,415,861)
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Contracts***				Value
	OPTIONS CONTRACTS WRITTEN * - (0.2) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.1) %
	BioMarin Pharmaceutical, Inc.
(10)	Expiration April 2014, Exercise Price $90.00			$ (250)
	CBS Corp.
(11)	Expiration June 2014, Exercise Price $65.00			(1,991)
	iShares Russell 2000 ETF
(23)	Expiration April 2014, Exercise Price $118.00			(2,208)
	QUALCOMM, Inc.
(37)	Expiration April 2014, Exercise Price $80.00			(1,961)
	RetailMeNot, Inc.
(82)	Expiration July 2014, Exercise Price $45.00			(8,200)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,904.00			(224)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,902.00			(383)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,893.00			(715)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,879.00			(1,560)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,1901.00			(953)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,809.00			(6,462)
	S&P 500 Index
(1)	Expiration May 2014, Exercise Price $1,887.00			(2,042)
	S&P 500 Index
(2)	Expiration April 2014, Exercise Price $1,801.00			(14,210)
	S&P 500 Index
(2)	Expiration April 2014, Exercise Price $1,897.00			(2,392)
	S&P 500 Index
(2)	Expiration May 2014, Exercise Price $1,896.00			(3,290)
	S&P 500 Index
(2)	Expiration May 2014, Exercise Price $1,881.00			(5,092)
	S&P 500 Index
(2)	Expiration May 2014, Exercise Price $1,901.00			(3,318)
	S&P 500 Index
(2)	Expiration May 2014, Exercise Price $1,894.00			(3,048)
	S&P 500 Index
(2)	Expiration May 2014, Exercise Price $1,899.00			(2,722)
	Sprint Corp.
(110)	Expiration May 2014, Exercise Price $14.00			(220)
	United Continental Holdings, Inc.
(47)	Expiration April 2014, Exercise Price $44.00			(8,695)
	VMware, Inc.
(23)	Expiration April 2014, Exercise Price $110.00			(5,060)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $61,145)			(74,996)
Granite Harbor Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Contracts***				Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	BioMarin Pharmaceutical, Inc.
(5)	Expiration April 2014, Exercise Price $60.00			$ (250)
	CurrencyShares Euro Trust
(164)	Expiration April 2014, Exercise Price $134.00			(2,460)
	iShares Russell 2000 ETF
(47)	Expiration May 2014, Exercise Price $110.00			(5,781)
	KKR & Co. LP
(82)	Expiration June 2014, Exercise Price $20.00			(2,870)
	SINA Corp.
(40)	Expiration May 2014, Exercise Price $55.00			(8,880)
	SPDR S&P 500 ETF Trust
(44)	Expiration May 2014, Exercise Price $170.00			(2,112)
	Stanley Black & Decker, Inc.
(11)	Expiration April 2014, Exercise Price $72.50			(138)
	Teva Pharmaceutical Industries Ltd.
(46)	Expiration May 2014, Exercise Price $46.00			(1,196)
	United Coninental Holdings, Inc.
(82)	Expiration June 2014, Exercise Price $35.00			(5,248)
	VMware, Inc.
(47)	Expiration April 2014, Exercise Price $95.00			(1,410)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $37,712)			(30,345)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $98,857)			$ (105,341)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of March 31, 2014.
# Subject to call option written
+ Structured Notes
@ - Convertible bond
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $321,122 or 0.6% of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $7,472,864 or 13.71%
of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Defaulted on interest payments; non-income producing security
(c) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $37,798,267 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:
		Unrealized Appreciation:		$ 3,703,831
		Unrealized Depreciation:		(412,969)
		Net Unrealized Appreciation:		$ 3,290,862

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares				Value
	COMMON STOCKS - 37.8%
	ADVERTISING - 0.2%
1,082	Omnicom Group, Inc. ^			$ 78,553

	AEROSPACE / DEFENSE - 0.1%
52	TransDigm Group, Inc. ^			9,630

	AGRICULTURE - 0.3%
1,585	Philip Morris International, Inc. ^			129,764

	AIRLINES - 0.7%
7,600	United Continental Holding, Inc. ^*#			339,188

	APPAREL - 0.2%
1,013	Sketchers USA, Inc. - Class A ^*			37,015
1,264	VF Corp. ^			78,216
				115,231
	AUTO MANUFACTURERS - 0.5%
7,334	General Motors Co. ^*			252,436

	BANKS - 3.6%
11,900	Bank of America Corp.			204,680
4,600	Capital One Financial Corp. ^			354,936
3,610	Citigroup, Inc.			171,836
6,130	JP Morgan Chase & Co. ^			372,152
1,198	Nothern Trust Corp. ^			78,541
12,140	Regions Financial Corp.			134,875
1,831	US Bancorp ^			78,477
6,700	Wells Fargo & Co. ^			333,258
				1,728,755
	BEVERAGES - 0.4%
2,037	Coca-Cola Co. ^			78,750
4,575	Embotelladora Andina SA			96,990
				175,740
	BIOTECHNOLOGY - 0.1%
142	BioMarin Pharmaceutical, Inc. ^*			9,686
16,284	Exelixis, Inc. ^*			57,645
				67,331
	BUILDING MATERIALS - 0.8%
1,396	Apogee Enterprises, Inc. ^			46,389
486	Eagle Materials, Inc. ^			43,089
342	Lennox International, Inc. ^			31,091
3,404	Quanex Building Products Corp. ^			70,395
4,800	Simpson Manufacturing Co., Inc.			169,584
629	Trex Co., Inc. ^*			46,018
				406,566
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	CHEMICALS - 1.7%
590	Air Products & Chemicals, Inc.			$ 70,234
634	Ashland, Inc. ^			63,070
840	CF Industries Holdings, Inc.			218,938
70	Dow Chemical Co. ^			3,401
1,170	El du Pont de Nemours & Co. ^			78,507
600	Praxair, Inc. ^			78,582
3,140	RPM International, Inc.			131,378
5,190	Sociedad Quimica y Minera de Chile SA - ADR			164,731
				808,841
	COAL - 0.1%
1,077	SunCoke Energy, Inc. ^*			24,599

	COMMERCIAL SERVICES - 1.2%
1,865	ADT Corp. ^			55,857
1,017	Automatic Data Processing, Inc. ^			78,574
2,141	Euronet Worldwide, Inc. ^*			89,044
870	Hertz Global Holdings, Inc. ^*			23,177
1,132	KAR Auction Services, Inc. ^			34,356
1,168	Korn/Ferry International ^*			34,771
1,920	Quanta Services, Inc. ^*			70,848
3,529	Service Corp International ^			70,157
4,653	Vantiv, Inc. ^*			140,614
				597,398
	COMPUTERS - 1.4%
1,000	Apple, Inc. ^			536,740
2,857	EMC Corp. ^			78,310
2,688	KEYW Holding Corp. ^*			50,292
				665,342
	COSMETICS/PERSONAL CARE - 0.2%
1,214	Colgate-Palmolive Co. ^			78,752

	DISTRIBUTION/WHOLESALE - 0.3%
1,517	Arrow Electronics, Inc. ^*			90,049
1,716	E Trade Financial Corp. ^*			39,502
				129,551
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,590	IntercontinentalExchange, Inc. ^*			314,550
3,300	Ocwen Financial Corp. ^*			129,294
				443,844
	ELECTRIC - 0.5%
1,105	Dominion Resources, Inc. ^			78,444
1,105	Duke Energy Corp. ^			78,698
2,584	Xcel Energy, Inc. ^			78,450
				235,592
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
1,415	EnerSys, Inc. ^			$ 98,045
1,250	Hubbell, Inc. - Class B			149,837
1,220	Littelfuse, Inc.			114,241
				362,123
	ELECTRONICS - 1.0%
977	Avent, Inc. ^			45,460
3,413	Benchmark Electronics, Inc. ^*			77,304
846	Honeywell International, Inc. ^			78,475
1,143	OSI Systems, Inc. ^*			68,420
593	Rogers Corp. ^*			37,015
2,980	TE Connectivity Ltd.			179,426
				486,100
	ENTERTAINMENT - 0.1%
2,285	Regal Entertainment Group ^			42,684

	ENVIRONMENTAL CONTROL - 0.3%
1,057	Clean Harbors, Inc. ^*			57,913
1,870	Waste Management, Inc. ^			78,671
				136,584
	FOOD - 0.3%
2,267	Mondelez International, Inc. ^			78,325
1,719	Safeway, Inc. ^			63,500
				141,825
	FOREST PRODUCTS & PAPER - 0.2%
1,709	International Paper Co. ^			78,409

	HEALTHCARE-PRODUCTS - 0.4%
874	Natus Medical, Inc. ^*			22,549
4,160	Patterson Cos, Inc.			173,722
				196,271
	HEALTHCARE-SERVICES - 0.1%
1,147	Capital Senior Living Corp. ^*			29,811

	HOME BUILDERS - 0.5%
8,230	Brookfield Residential Properties, Inc. *			172,583
1,783	Winnebago Industries, Inc. ^*			48,836
				221,419
	HOME FURNISHINGS - 0.2%
2,023	Tempur Sealy International, Inc. ^*			102,505

	INSURANCE - 1.4%
399	Alleghany Corp. *			162,545
936	Aon PLC ^			78,886
2,870	Arthur J Gallagher & Co.			136,555
2,079	Assured Guaranty Ltd. ^			52,640
881	Chubb Corp. ^			78,673
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	INSURANCE - 1.4% (Continued)
2,778	Fidelity National Financial, Inc. ^			$ 87,340
2,700	Horace Mann Educators Corp.			78,300
				674,939
	INTERNET - 1.0%
6,470	eBay, Inc. ^*			357,403
192	Equinix, Inc. ^*			35,489
2,278	FTD Cos., Inc. ^*			72,463
				465,355
	LEISURE TIME - 0.1%
462	Norwegian Cruise Line Holdings Ltd. ^*			14,909

	LODGING - 0.4%
6,340	Home Inns & Hotels Management, Inc. ^*			204,719

	MACHINERY-CONSTRUCTION & MINING - 0.4%
1,900	Caterpillar, Inc.			188,803

	MACHINERY-DIVERSIFIED - 0.6%
1,390	Deere & Co.			126,212
4,960	Xylem, Inc.			180,643
				306,855
	MEDIA - 0.5%
1,764	CBS Corp. - Class B ^#			109,015
3,714	Gray Television, Inc. ^*			38,514
3,293	News Corp. - Class A ^*			56,705
466	Tribune Co. ^*			37,117
				241,351
	MINING - 0.6%
3,950	Barrick Gold Corp.			70,429
2,390	Compass Minerals International, Inc.			197,223
3,772	MAG Silver Corp. ^*			26,027
365	US Silica Holdings, Inc. ^			13,932
				307,611
	MISCELLANEOUS MANUFACTURING - 2.6%
5,310	Actuant Corp.			181,337
367	AptarGroup, Inc. ^			24,259
796	EnPro Industries, Inc. ^*			57,845
14,231	General Electric Co. ^			368,441
1,399	Ingersoll-Rand PLC ^			80,079
3,600	ITT Corp.			153,936
1,200	Pall Corp.			107,364
2,690	Pentair Ltd.			213,425
1,060	SPX Corp.			104,209
				1,290,895
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	OIL & GAS - 2.0%
1,026	Approach Resources, Inc. ^*			$ 21,454
662	Chevron Corp. ^			78,718
3,082	Comstock Resources, Inc. ^			70,424
1,118	ConocoPhillips ^			78,651
1,587	Energy XXI Bermuda Ltd. ^			37,406
2,205	Exxon Mobil Corp. ^			215,384
383	Gulfport Energy Corp. ^*			27,262
10,952	Halcon Resources Corp. ^*			47,422
2,949	Precision Drilling Corp. ^			35,300
988	Sanchez Energy Corp. ^			29,274
2,515	Whiting Petroleum Corp. *			174,516
9,720	WPX Energy, Inc. *			175,252
				991,063
	OIL & GAS SERVICES - 0.2%
1,118	Matrix Service Co. ^*			37,766
805	Schlumberger Ltd. ^			78,488
				116,254
	PHARMACEUTICALS - 1.6%
2,624	Abbott Laboratories ^			101,050
800	Johnson & Johnson ^			78,584
1,385	Merck & Co., Inc. ^			78,626
2,447	Pfizer, Inc. ^			78,598
7,700	Teva Pharmaceutical Industries Ltd. - ADR ^#			406,868
613	USANA Health Sciences, Inc. ^*			46,183
				789,909
	REAL ESTATE - 1.2%
4,350	Alexander & Baldwin, Inc.			185,136
11,150	Cheung Kong Holdings Ltd.			185,201
1,460	Howard Hughes Corp. *			208,357
				578,694
	REITS - 1.6%
29,000	American Tower Corp. ^			406,580
2,388	NorthStar Realty Finance Corp. ^			38,542
4,170	Plum Creek Timber Co., Inc.			175,307
7,780	Senior Housing Properties Trust			174,817
				795,246
	RETAIL - 1.6%
2,500	Bed Bath & Beyond, Inc. *			172,000
3,440	Coach, Inc.			170,830
2,590	Finish Line, Inc. ^			70,163
992	Home Depot, Inc. ^			78,497
800	McDonald's Corp. ^			78,424
2,564	Pier 1 Imports, Inc. ^			48,408
4,520	Urban Outfitters, Inc. *			164,844
				783,166
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	SEMICONDUCTORS - 1.5%
4,681	Cypress Semiconductor Corp. ^			$ 48,074
6,550	Lam Research Corp. ^*			360,250
1,647	Microchip Technology, Inc. ^			78,661
3,373	PMC-Sierra, Inc. ^*			25,669
994	QUALCOMM, Inc. ^#			78,387
1,139	Skyworks Solutions, Inc. ^*			42,735
2,097	Teradyne, Inc. ^*			41,709
2,881	Ultratech, Inc. ^*			84,096
				759,581
	SOFTWARE - 1.2%
1,873	Activision Blizzard, Inc. ^			38,284
4,347	CDC Corp. ^* (a)			2,608
976	Citrix Systems, Inc. ^*			56,052
746	CommVault Systems, Inc. ^*			48,453
2,255	RADWARE Ltd. ^*			39,868
79,632	Trident Microsystems, Inc. ^* (a)			2,787
3,800	Vmware, Inc. - Cl. A ^*#			410,476
				598,528
	STORAGE / WAREHOUSING - 0.2%
1,812	Mobile Mini, Inc. ^			78,568

	TELECOMMUNICATIONS - 1.3%
2,237	AT&T, Inc. ^			78,452
3,055	Globalstar, Inc. ^*			69,471
17,404	Extreme Networks, Inc. ^*			100,943
6,192	Globalstar, Inc. ^*			16,409
4,359	JDS Uniphase Corp. ^*			61,026
901	NICE Systems Ltd. - ADR ^			40,239
1,139	Plantronics, Inc. ^			50,628
3,152	RF Micro Devices, Inc. ^*			24,838
381	Telephone & Data Systems, Inc. ^			9,986
249	United States Cellular Corp. ^			10,211
3,484	Verizon Communications, Inc. ^			165,734
620	Vodafone Group PLC ^			22,822
				650,759
	TRANSPORTATION - 0.7%
1,112	Forward Air Corp. ^			51,274
2,839	Knight Transportation, Inc. ^			65,666
735	Ryder System, Inc. ^			58,741
861	Saia, Inc. ^*			32,899
1,421	Swift Transportation Co. ^*			35,170
806	United Parcel Service, Inc. ^			78,488
				322,238
	TRUCKING & LEASING - 0.1%
1,348	Greenbrier Cos., Inc. ^*			61,469

	TOTAL COMMON STOCKS ( Cost - $16,147,686)			18,305,756
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	MUTUAL FUNDS - 14.7%
	ASSET ALLOCATION FUND - 4.1%
90,190	361 Managed Futures Strategy Fund - Cl. I			$ 1,015,536
30,922	Ivy Asset Strategy Fund - Cl. Y			979,286
				1,994,822
	EQUITY FUND - 10.6%
117,955	Calamos Market Neutral Income Fund - Cl. I			1,514,548
12,839	Fairholme Fund			520,631
29,330	Oppenheimer Developing Markets Fund - Cl. Y			1,082,557
135,557	Robecco Boston Parners Long/Short Research Fund - Cl. I			1,987,260
				5,104,996

	TOTAL MUTUAL FUNDS ( Cost - $6,112,512)			7,099,818

	HEDGE FUND - 2.1%
882,245	Raven Rock Credit Fund, LP *(a)			1,022,882
	TOTAL HEDGE FUND ( Cost - $897,953)

	EXCHANGE TRADED FUNDS - 5.7%
	EQUITY FUND - 5.7%
14,000	ProShares Large Cap Core Plus			1,258,404
8,869	Vanguard S&P 500 ETF			1,519,703
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $2,743,751)			2,778,107

	PREFERRED STOCK - 0.1%
	REITS - 0.1%	Dividend Rate	Maturity
941	Weyerhaeuser Co. ^	6.375%	7/1/2016	51,379
	TOTAL PREFERRED STOCK ( Cost - $48,036)

	BONDS & NOTES - 12.5%
Principal	BANKS - 5.9%	Interest Rate
$ 1,500,000	Goldman Sachs Group, Inc. ^	0.000%	4/2/2018	1,773,028
1,000,000	Goldman Sachs Group, Inc. + - Based on the S&P 500 Index ^	0.000%	11/30/2018	1,115,688
				2,888,716
	CHEMICALS - 0.1%
52,000	Rockwood Specialties Group, Inc. ^	4.625%	10/15/2020	53,690

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
2,000,000	Credit Suisse Securities USA LLC ^	0.000%	6/1/2017	2,583,400

	ENTERTAINMENT - 0.2%
110,339	Chukchansi Economic Development Authority - 144A (b) ^	9.750%	5/30/2020	77,238

	ENVIRONMENTAL CONTROL - 0.1%
40,000	Tervita Corp. ^	9.750%	11/1/2019	38,600
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Principal		Interest Rate	Maturity	Value
	HEALTHCARE-PRODUCTS - 0.1%
$ 30,000	Kinetic Concepts, Inc. ^	12.500%	11/1/2019	$ 34,875

	MEDIA - 0.1%
44,000	Clear Channel Communications, Inc. ^	5.500%	12/15/2016	42,020

	OIL & GAS - 0.1%
26,000	Endeavour International Corp. ^	12.000%	3/1/2018	25,285

	RETAIL - 0.3%
60,000	Bon-Ton Department Stores, Inc. ^	10.625%	7/15/2017	60,000
61,000	JC Penny Corp., Inc. ^	6.375%	10/15/2036	46,513
38,500	Neebo, Inc. - 144A ^	15.000%	6/30/2016	40,425
				146,938
	TELECOMMUNICATIONS - 0.3%
110,000	Alaska Communications Systems Group - 144A @ ^	6.250%	5/1/2018	91,162
45,000	United States Cellular Corp. ^	6.700%	12/15/2033	45,605
				136,767

	TOTAL BONDS & NOTES ( Cost - $5,008,746)			6,027,529

	PRIVATE NOTES - 10.3%
3,500,000	Aequitas Capital (a)	11.000%	7/5/2014	3,500,000
1,500,000	Aequitas Capital (a)	11.000%	1/16/2015	1,500,000
	TOTAL PRIVATE NOTES ( Cost - $5,000,000)			5,000,000

	OPTIONS PURCHASED * - 0.5%
Contracts**	CALL OPTIONS PURCHASED - 0.2%
	BioMarin Pharmaceutical
4	Expiration April 2014, Exercise Price $75.00			220
	Ford Motor Co.
204	Expiration June 2014, Exercise Price $15.00			18,768
	KKR & Co. LP
136	Expiration June 2014, Exercise Price $22.00			18,360
	RetailMeNot, Inc.
136	Expiration May 2014, Exercise Price $35.00			28,560
	SINA Corp.
70	Expiration April 2014, Exercise Price $70.00			3,290
	Stanley Black & Decker, Inc.
6	Expiration April 2014, Exercise Price $80.00			1,230
	Tesla Motors, Inc.
13	Expiration May 2014, Exercise Price $240.00			10,855
	United Continental Holdings, Inc.
136	Expiration June 2014, Exercise Price $46.00			37,808
	TOTAL CALL OPTIONS PURCHASED (Cost - $155,173)			119,091
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Contracts**				Value
	PUT OPTIONS PURCHASED - 0.3%
	CurrencyShares Euro Trust
272	Expiration April 2014, Exercise Price $136.00			$ 19,856
	Endeavour International Corp.
14	Expiration June 2014, Exercise Price $5.00			2,730
	iShares Russell 2000 ETF
24	Expiration May 2014, Exercise Price $116.00			7,128
	QUALCOMM, Inc.
30	Expiration April 2014, Exercise Price $75.00			12,120
	SPDR S&P 500 ETF Trust
23	Expiration May 2014, Exercise Price $177.00			2,254
	SPDR S&P 500 ETF Trust
170	Expiration May 2014, Exercise Price $185.00			44,030
	Sprint Corp.
28	Expiration May 2014, Exercise Price $8.00			756
	Teva Pharmaceutical Industries Ltd.
77	Expiration May 2014, Exercise Price $50.00			7,931
	VMware, Inc.
38	Expiration April 2014, Exercise Price $105.00			7,980
	TOTAL PUT OPTIONS PURCHASED (Cost - $121,545)			104,785

	TOTAL OPTIONS PURCHASED ( Cost - $276,718)			223,876

	TOTAL INVESTMENTS ( Cost - $36,235,402) (c) - 83.7%			$ 40,509,347
	SECURITIES SOLD SHORT ( Proceeds - $6,475,912)(c) - (13.6)%			(6,566,102)
	OPTION CONTRACTS WRITTEN (Premiums Received - $109,753)(c) - (0.2)%			(112,645)
	OTHER ASSETS LESS LIABILITIES - 30.1%			14,539,808
	NET ASSETS - 100.0%			$ 48,370,408

	SECURITIES SOLD SHORT* - (13.6) %
Shares	COMMON STOCKS - (3.0)%
	APPAREL - (0.1)%
(352)	Oxford Industries, Inc.			(27,526)

	AUTO MANUFACTURERS
(123)	Wabash National Corp.			(1,692)

	AUTO PARTS & EQUIPMENT - (0.1)%
(2,981)	Titan International, Inc.			(56,609)

	BUILDING MATERIALS
(423)	Comfort Systems USA, Inc.			(6,447)

	COMMERCIAL SERVICES - (0.2)%
(720)	Hertz Global Holdings, Inc.			(19,181)
(1,601)	Monto Muffler Brake, Inc.			(91,065)
				(110,246)
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	COMPUTERS - (0.3)%
(463)	Sandisk Corp.			$ (37,591)
(2,747)	Unisys Corp.			(83,674)
				(121,265)
	DIVERSIFIED FINANCIAL SERVICES - (0.1)%
(3,164)	WisdomTree Investments, Inc.			(41,512)

	HAND / MACHINE TOOLS - (0.2)%
(977)	Lincoln Electric Holdings, Inc.			(70,354)

	HEALTHCARE-PRODUCTS - (0.1)%
(641)	Abaxis, Inc.			(24,922)

	HOME FURNISHINGS - (0.1)%
(1,360)	American Woodmark Corp.			(45,778)

	INTERNET - (0.2)%
(2,100)	VeriSign, Inc.			(113,211)

	MACHINERY-DIVERSIFIED
(243)	Manitowoc Co., Inc.			(7,642)

	MEDIA
(2,696)	Cumulus Media, Inc.			(18,629)

	PHARMACEUTICALS
(19)	Neogen Corp.			(854)

	REITS
(356)	Potlatch Corp.			(13,774)

	RETAIL - (0.3)%
(678)	Casey's General Stores, Inc.			(45,826)
(2,430)	Chico's FAS, Inc.			(38,953)
(116)	Family Dollar Stores, Inc.			(6,729)
(1,934)	Sonic Corp.			(44,076)
				(135,584)
	SEMICONDUCTORS - (0.9)%
(668)	Lam Research Corp.			(36,740)
(2,470)	Maxim Integrated Products, Inc.			(81,806)
(3,736)	QUALCOMM, Inc.			(294,621)
(608)	Ultra Clean Holdings, Inc.			(7,995)
				(421,162)
	TELECOMMUNICATIONS
(439)	EZchip Semiconductor Ltd.			(11,129)
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Shares				Value
	TRANSPORTATION - (0.3)%
(614)	Con-way, Inc.			$ (25,223)
(1,802)	Heartland Express, Inc.			(40,887)
(1,514)	Hub Group, Inc.			(60,545)
(534)	JB Hunt Transport Services, Inc.			(38,405)
				(165,060)
	TRUCKING & LEASING - (0.1)%
(442)	GATX Corp.			(30,003)

	TOTAL COMMON STOCKS - (Proceeds - $1,396,573)			(1,423,399)

	EXCHANGE TRADED FUNDS - (10.5)%
	COMMODITY FUNDS
(1,034)	iShares Silver Trust			(19,687)

	DEBT FUNDS - (0.1)%
(1,038)	SPDR Barclays High Yield Bond ETF			(42,880)

	EQUITY FUNDS - (10.4)%
(1,213)	Consumer Select Sector SPDR Fund			(52,232)
(167)	Energy Select Sector SPDR Fund			(14,873)
(2,859)	Industrial Select Sector SPDR Fund			(149,611)
(15,400)	iShares MSCI Emerging Markets ETF			(631,246)
(2,517)	iShares Russell 2000 ETF			(292,828)
(1,088)	Materials Select Sector SPDR Fund			(51,441)
(17,600)	SPDR S&P 500 ETF Trust			(3,291,904)
(1,182)	SPDR S&P Oil & Gas Exploration Production ETF			(84,903)
(859)	SPDR S&P Retail ETF			(72,371)
(10,587)	Technology Select Sector SPDR Fund			(384,837)
				(5,026,246)

	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $5,022,878)			(5,088,813)

Principal	BONDS & NOTES - (0.1) %	Interest Rate	Maturity
	CHEMICALS - (0.1) %
$ (68,000)	Momentive Performance Materials, Inc.	9.000%	1/15/2021	(53,890)
	TOTAL BONDS & NOTES (Proceeds - $56,461)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $6,475,912)			(6,566,102)

Contracts***	OPTIONS CONTRACTS WRITTEN * - (0.2) %
	CALL OPTIONS CONTRACTS WRITTEN - (0.1) %
	BioMarin Pharmaceutical, Inc.
(4)	Expiration April 2014, Exercise Price $90.00			(100)
	CBS Corp.
(6)	Expiration June 2014, Exercise Price $65.00			(1,086)
Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Contracts***				Value
	CALL OPTIONS CONTRACTS WRITTEN - (0.1) % (Continued)
	iShares Russell 2000 ETF
(12)	Expiration April 2014, Exercise Price $118.00			$ (1,152)
	QUALCOMM, Inc.
(61)	Expiration April 2014, Exercise Price $80.00			(3,233)
	RetailMeNot, Inc.
(136)	Expiration July 2014, Exercise Price $45.00			(13,600)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,904.00			(224)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,902.00			(383)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,893.00			(715)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,879.00			(1,560)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,801.00			(7,105)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,901.00			(953)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,897.00			(1,196)
	S&P 500 Index
(1)	Expiration April 2014, Exercise Price $1,809.00			(6,462)
	S&P 500 Index
(1)	Expiration May 2014, Exercise Price $1,887.00			(2,042)
	S&P 500 Index
(1)	Expiration May 2014, Exercise Price $1,896.00			(1,645)
	S&P 500 Index
(1)	Expiration May 2014, Exercise Price $1,881.00			(2,546)
	S&P 500 Index
(1)	Expiration May 2014, Exercise Price $1,901.00			(1,659)
	S&P 500 Index
(1)	Expiration May 2014, Exercise Price $1,894.00			(1,524)
	S&P 500 Index
(1)	Expiration May 2014, Exercise Price $1,899.00			(1,361)
	Sprint Corp.
(56)	Expiration May 2014, Exercise Price $14.00			(112)
	United Continental Holdings, Inc.
(76)	Expiration April 2014, Exercise Price $44.00			(14,060)
	VMware, Inc.
(38)	Expiration April 2014, Exercise Price $110.00			(8,360)
	TOTAL CALL OPTIONS CONTRACTS WRITTEN (Premiums Received - $62,122)			(71,078)

Granite Harbor Tactical Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2014
Contracts***				Value
	PUT OPTIONS CONTRACTS WRITTEN - (0.1) %
	BioMarin Pharmaceutical, Inc.
(2)	Expiration April 2014, Exercise Price $60.00			$ (100)
	CurrencyShares Euro Trust
(272)	Expiration April 2014, Exercise Price $134.00			(4,080)
	iShares Russell 2000 ETF
(24)	Expiration May 2014, Exercise Price $110.00			(2,952)
	KKR & Co. LP
(136)	Expiration June 2014, Exercise Price $20.00			(4,760)
	SINA Corp.
(70)	Expiration May 2014, Exercise Price $55.00			(15,540)
	SPDR S&P 500 ETF Trust
(23)	Expiration May 2014, Exercise Price $170.00			(1,104)
	Stanley Black & Decker, Inc.
(6)	Expiration April 2014, Exercise Price $72.50			(75)
	Teva Pharmaceutical Industries Ltd.
(77)	Expiration May 2014, Exercise Price $46.00			(2,002)
	United Continental Holdings, Inc.
(136)	Expiration June 2014, Exercise Price $35.00			(8,704)
	VMware, Inc.
(75)	Expiration April 2014, Exercise Price $95.00			(2,250)
	TOTAL PUT OPTIONS CONTRACTS WRITTEN (Premiums Received - $47,631)			(41,567)

	TOTAL OPTIONS CONTRACTS WRITTEN - (Premiums Received - $109,753)			$ (112,645)

* Non-Income producing security.
** Each Purchased Call/Put Option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.
*** Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
^ All or part of the security was held as collateral for securities sold short as of March 31, 2014.
# Subject to call option written
+ Structured Notes
@ - Convertible bond
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $208,825 or 0.4% of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is $6,028,277 or 12.46%
of net assets and they have been fair valued under procedures approved by the Fund's Board of Trustees.
(b) Defaulted on interest payments; non-income producing security
(c) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes, including short sales and written options is $29,831,585 and differs from market value by unrealized appreciation (depreciation) of securities, short sales and written options as follows:
		Unrealized Appreciation:		$ 4,432,722
		Unrealized Depreciation:		(433,707)
		Net Unrealized Appreciation:		$ 3,999,015

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The following is a summary of significant accounting policies followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation- Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014  for the Funds' assets and liabilities measured at fair value:

Granite Harbor Alternative Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 19,095,262	$ -	$ 8,085	$ 19,103,347
Mutual Funds	10,512,743	-	-	10,512,743
Hedge Fund	-	3,464,779	-	3,464,779
Exchanged Traded Funds	1,642,753	-	-	1,642,753
Preferred Stock	100,409	-	-	100,409
Bonds & Notes	-	7,633,257	-	7,633,257
Private Notes	-	-	4,000,000	4,000,000
Options Purchased	153,043	-	-	153,043
Total	$ 31,504,210	$ 11,098,036	$ 4,008,085	$ 46,610,331

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 1,364,857	$ -	$ -	$ 1,364,857
Exchanged Traded Funds	3,945,601	-	-	3,945,601
Bonds Sold Short	-	105,403	-	105,403
Options Written	58,930	46,411	-	105,341
Total	$ 5,369,388	$ 151,814	$ -	$ 5,521,202

Granite Harbor Tactical Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 18,300,361	$ -	$ 5,395	$ 18,305,756
Mutual Funds	7,099,818	-	-	7,099,818
Hedge Fund	-	1,022,882	-	1,022,882
Exchanged Traded Funds	2,778,107	-	-	2,778,107
Preferred Stock	51,379	-	-	51,379
Bonds & Notes	-	6,027,529	-	6,027,529
Private Notes	-	-	5,000,000	5,000,000
Options Purchased	223,876	-	-	223,876
Total	$ 28,453,541	$ 7,050,411	$ 5,005,395	$ 40,509,347

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks*	$ 1,423,399	$ -	$ -	$ 1,423,399
Exchanged Traded Funds	5,088,813	-	-	5,088,813
Bonds Sold Short	-	53,890	-	53,890
Options Written	83,270	29,375	-	112,645
Total	$ 6,595,482	$ 83,265	$ -	$ 6,678,747

There were no transfers into or out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.
*Refer to the Portfolio of Investments for industry classifications.
Granite Harbor Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

Granite Harbor Alternative Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 3,700,000	$ 20,325	$ 3,720,325
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	-	-
Return of capital	-	(12,240)	(12,240)
Cost of purchases	4,000,000	-	4,000,000
Proceeds from sales	(3,700,000)	-	(3,700,000)
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 4,000,000	$ 8,085	$ 4,008,085

Granite Harbor Tactical Fund
	Private Notes	Common Stocks	Total
Beginning balance	$ 3,500,000	$ 13,566	$ 3,513,566
Total realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)**	-	-	-
Return of capital	-	(8,171)	(8,171)
Cost of purchases	5,000,000	-	5,000,000
Proceeds from sales	(3,500,000)	-	(3,500,000)
Accrued interest	-	-	-
Net transfers in/out of Level 3	-	-	-
Ending balance	$ 5,000,000	$ 5,395	$ 5,005,395

**includes change in unrealized appreciation attributable to Level 3 investments still held at March 31, 2014 of $0 and $0 for the Granite Harbor Alternative Fund and Granite Harbor Tactical Fund, respectively.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2014 the amount of depreciation on option contracts in the Granite Harbor Alternative Fund subject to equity contracts risk exposure amounted to $46,337. The amount of depreciation on option contracts in the Granite Harbor Tactical Fund subject to equity contracts risk exposure amounted to $55,734.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes the Fund invests in, which may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation.  The Fund bears the risk of loss of the amount expected to be received in the event of default or bankruptcy of the issuer.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/29/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/29/14